Subsequent Events - Additional Information (Detail) $ in Thousands, $ in Thousands											3 Months Ended	6 Months Ended
	Sep. 24, 2021 MXN ($) Exchange_Rate $ / bbl	Sep. 24, 2021 USD ($) $ / bbl	Sep. 21, 2021 USD ($)	Sep. 13, 2021 USD ($)	Jul. 21, 2021 MXN ($)	Jul. 16, 2021 USD ($)	Jul. 08, 2021 USD ($)	Apr. 22, 2021 MXN ($)	Mar. 23, 2021 MXN ($)	Jan. 31, 2021 MXN ($)	Sep. 24, 2021 USD ($)	Jun. 30, 2021 MXN ($) Exchange_Rate $ / bbl	Sep. 24, 2021 USD ($) Exchange_Rate	Jun. 30, 2021 USD ($) Exchange_Rate	Dec. 31, 2020 MXN ($)	Nov. 25, 2020 MXN ($)	Nov. 25, 2020 USD ($)
Disclosure of non-adjusting events after reporting period [line items]
Exchange rates | Exchange_Rate	20.0328											19.8027	20.0328	19.8027
Depreciation of the value of the peso in U.S. dollars terms	1.20%	1.20%
Proceeds from revolving credit lines											$ 7,040,647
Borrowings												$ 2,264,714,818			$ 2,232,694,117	$ 42,000,000	$ 2,100,000
Other Revenue [Member]
Disclosure of non-adjusting events after reporting period [line items]
Non refundable funds												$ 1,172,295
Promissory Note No. 3 [member]
Disclosure of non-adjusting events after reporting period [line items]
Borrowings										$ 4,000,000
Promissory Note [Member]
Disclosure of non-adjusting events after reporting period [line items]
Maturity									January 2021	180
Borrowings										$ 2,500,000
Renewed Promissory Note [Member]
Disclosure of non-adjusting events after reporting period [line items]
Maturity								October 2021
Borrowings								$ 4,000,000	$ 2,000,000
Interest rate basis description								TIIE plus 248 basis points	TIIE plus 238 basis points
U.S [member]
Disclosure of non-adjusting events after reporting period [line items]
Foreign currency exchange rate loss	$ 22,634,447
Financing from Revolving Credit Lines [Member]
Disclosure of non-adjusting events after reporting period [line items]
Obtain of revolving credit lines	37,000,000	$ 5,500,000
Outstanding of revolving credit lines	$ 12,000,000												$ 325,000
Financing from Revolving Credit Lines [Member] | PMI TRD DAC revolving credit lines [member]
Disclosure of non-adjusting events after reporting period [line items]
Repayments of revolving credit lines											$ 6,986,054
Borrowings													$ 2,327,793	$ 2,273,199
Crude Oil Price Movement [Member]
Disclosure of non-adjusting events after reporting period [line items]
Average prices of crude oil exports | $ / bbl	70,590	70,590										69.30
Percetnage of increase in crude oil price												1.90%
Non Adjusting Event Reporting Period [Member] | Term Loan Due on July Two Thousand Twenty Four [Member]
Disclosure of non-adjusting events after reporting period [line items]
Maturity							July 2024
Borrowings							$ 300,000
Interest rate basis description							LIBOR plus 320 basis points
Non Adjusting Event Reporting Period [Member] | Term Loan Due on January Two Thousand Twenty Three [Member]
Disclosure of non-adjusting events after reporting period [line items]
Maturity						January 2023
Borrowings						$ 750,000
Interest rate basis description						LIBOR plus a variable margin between 170 and 345 basis points
Non Adjusting Event Reporting Period [Member] | Renewed Promissory Note [Member] | TIIE Plus Two Five Seven Point Five Basis Points [Member]
Disclosure of non-adjusting events after reporting period [line items]
Maturity					120
Borrowings					$ 3,000,000
Interest rate basis description					TIIE plus 257.5 basis points
Non Adjusting Event Reporting Period [Member] | Renewed Promissory Note [Member] | TIIE Plus Two Four Zero Point Five Basis Points [Member]
Disclosure of non-adjusting events after reporting period [line items]
Maturity					161
Borrowings					$ 3,500,000
Interest rate basis description					TIIE plus 240 basis points
Non Adjusting Event Reporting Period [Member] | Term Loan Due December Two Thousand Twenty One [Member] | Floating Interest Rate At LIBOR [Member]
Disclosure of non-adjusting events after reporting period [line items]
Maturity				December 2021
Borrowings				$ 500,000
Interest rate basis description				LIBOR plus 200 basis points
Non Adjusting Event Reporting Period [Member] | Promissory Notes Due December Two Thousand Twenty One [Member] | Floating Interest Rate At LIBOR [Member]
Disclosure of non-adjusting events after reporting period [line items]
Maturity			December 2021
Borrowings			$ 300,000
Interest rate basis description			LIBOR plus 200 to 245 basis points
Nonadjsuting Events After Reporting Period [Member] | Other Revenue [Member]
Disclosure of non-adjusting events after reporting period [line items]
Non refundable funds												$ 3,712,354